Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012	Jan. 02, 2010 Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Interest-sensitive life insurance Minimum	Dec. 31, 2012 Interest-sensitive life insurance Maximum	Dec. 31, 2012 Fixed annuities Minimum	Dec. 31, 2012 Fixed annuities Maximum
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash collateral for securities loaned as percentage of fair value	102.00%
Amortization period of deferred acquisition costs			15 years	30 years	10 years	20 years	5 years	10 years
Changes in shareholders' equity		$ 19.7